Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012 Y
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 59,425
Weighted- Average Life	11
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	577
Weighted- Average Life	18
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	18,304
Weighted- Average Life	18
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 40,544
Weighted- Average Life	8